Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 519,000
Previously Paid Amount	0.00
Total Fee Amount	79.46
Total Offset Amount	0.00
Net Fee	79.46
Narrative - Max Aggregate Offering Price	$ 519,000
Final Prospectus	true